STATEMENT OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
General and administrative expenses	$ 75,124	$ 78,867	$ 99,635	$ 214,307	$ 67,221
TOTAL OPERATING EXPENSES	75,124	78,867	99,635	214,307	67,221
OPERATING INCOME (LOSS)	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
INCOME FROM CONTINUING OPERATIONS	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
NET INCOME (LOSS)	(75,124)	(78,867)	(99,635)	(214,307)	(67,221)
COMPREHENSIVE LOSS	$ (75,124)	$ (78,867)	$ (99,635)	$ (214,307)	$ (67,221)
Basic and Fully Dilluted	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.25)	$ (0.08)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING,BASIC AND DILUTED	1,763,339	1,569,390	950,798	872,551	825,470